Operating Revenues from Products and Services (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operating revenues:
Mobile communications services	¥ 3,168,478	¥ 3,326,493	¥ 3,354,634
Equipment sales	758,093	498,889	477,404
Other operating revenues	543,551	414,621	392,235
Total operating revenues	4,470,122	4,240,003	4,224,273
Voice Revenues
Operating revenues:
Technology services revenues	1,274,584	1,541,884	1,712,218
Packet communications revenues
Operating revenues:
Technology services revenues	¥ 1,893,894	¥ 1,784,609	¥ 1,642,416